Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share

25.Loss per share

	Year Ended December 31,
(in thousands of $)	2022	2021	2020
Loss for the year	$(709,594)	$(408,265)	$(608,455)
Weighted average number of shares outstanding	54,381,371	51,075,827	45,410,442
Basic and diluted loss per share (in $)	$(13.05)	$(7.99)	$(13.40)

Earnings/losses per ordinary share are calculated by dividing the loss for the period by the weighted average number of ordinary shares during the year.

As the Company reported a net loss in 2022, 2021 and 2020, stock options and RSUs have an anti-dilutive effect rather than a dilutive effect. As such, there is no difference between basic and diluted loss per ordinary share.